Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Medical equipment outsourcing	$ 302,718	$ 275,910	$ 245,145
Technical and professional services	82,236	54,058	44,426
Medical equipment sales and remarketing	30,372	25,188	22,541
Total revenues	415,326	355,156	312,112
Cost of Revenue
Cost of medical equipment outsourcing	110,752	97,703	86,210
Cost of technical and professional services	62,428	40,518	31,690
Cost of medical equipment sales and remarketing	23,641	19,734	16,342
Medical equipment depreciation	70,761	68,032	69,496
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	267,582	225,987	203,738
Gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expenses	7,474	3,483	0
Operating income	31,023	24,738	19,038
Loss on extinguishment of debt	12,339
Interest expense	55,697	55,020	46,457
Loss before income taxes and non controlling interest	(37,013)	(30,282)	(27,419)
Benefit for income taxes	(2,569)	(8,343)	1,692
Consolidated net loss	(34,444)	(21,939)	(29,111)
Net income attributable to non controlling interest	754	451
Net loss attributable to Universal Hospital Services, Inc.	(35,198)	(22,390)	(29,111)
Parent Issuer UHS
Revenue
Medical equipment outsourcing	252,533	250,489
Technical and professional services	82,236	54,058
Medical equipment sales and remarketing	30,372	25,188
Total revenues	365,141	329,735
Cost of Revenue
Cost of medical equipment outsourcing	82,907	84,030
Cost of technical and professional services	62,428	40,518
Cost of medical equipment sales and remarketing	23,641	19,734
Medical equipment depreciation	65,776	65,928
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	234,752	210,210
Gross margin	130,389	119,525
Selling, general and administrative	91,230	91,258
Restructuring, acquisition and integration expenses	6,665	1,802
Operating income	32,494	26,465
Equity in earnings of subsidiary	(2,554)	(1,354)
Loss on extinguishment of debt	12,339
Interest expense	53,704	54,779
Loss before income taxes and non controlling interest	(36,103)	(29,668)
Benefit for income taxes	(1,659)	(7,729)
Consolidated net loss	(34,444)	(21,939)
Net income attributable to non controlling interest		451
Net loss attributable to Universal Hospital Services, Inc.	(34,444)	(22,390)
Subsidiary Guarantor Surgical Services
Revenue
Medical equipment outsourcing	50,185	25,421
Total revenues	50,185	25,421
Cost of Revenue
Cost of medical equipment outsourcing	27,845	13,673
Medical equipment depreciation	4,985	2,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	32,830	15,777
Gross margin	17,355	9,644
Selling, general and administrative	18,017	9,690
Restructuring, acquisition and integration expenses	809	1,681
Operating income	(1,471)	(1,727)
Interest expense	1,993	241
Loss before income taxes and non controlling interest	(3,464)	(1,968)
Benefit for income taxes	(910)	(614)
Consolidated net loss	(2,554)	(1,354)
Net income attributable to non controlling interest	754	451
Net loss attributable to Universal Hospital Services, Inc.	(3,308)	(1,805)
Consolidating Adjustments
Cost of Revenue
Equity in earnings of subsidiary	2,554	1,354
Loss before income taxes and non controlling interest	2,554	1,354
Consolidated net loss	2,554	1,354
Net income attributable to non controlling interest		(451)
Net loss attributable to Universal Hospital Services, Inc.	$ 2,554	$ 1,805